Deposits and obligations	12 Months Ended
Dec. 31, 2024
Deposits and Obligations [Abstract]
Deposits and obligations
11.
Deposits and obligations
(a)
This caption is made up as follows:

	2024	2023
	S/(000)	S/(000)
Time deposits (e)	19,891,128	17,288,629
Saving deposits	19,411,720	17,756,097
Demand deposits	13,746,684	13,376,375
Compensation for service time (c)	711,806	760,551
Other obligations	6,690	6,582
Total	53,768,028	49,188,234

(b)
Interest rates applied to deposits and obligations are determined based on the market interest rates.
(c)
In May 2024 and 2022, through Act No. 32027 “Act Authorizing workers the free disposal of 100 percent of their severance indemnity deposits in order to cover their needs caused by the economic crises” and Act No. 31480 “Act Authorizing the Withdrawal of Severance Indemnities to Cover Economic Needs Caused by the Covid-19 Pandemic”, respectively, the Peruvian government authorized clients of the financial system, to withdraw 100 percent of these deposits until December 31, 2024 and 2023, respectively. As a result of this benefit, during 2024 approximately 324,000 clients withdrew approximately S/1,014,252,000 (during 2023, approximately 308,000 clients withdrew approximately S/1,061,734,000).

(d)
As of December 31, 2024 and 2023, deposits and obligations of approximately S/19,978,058,000 and S/18,668,431,000, respectively, are covered by the Peruvian Deposit Insurance Fund. Likewise, at those dates, the coverage of the Deposit Insurance Fund by each client is up to S/121,600 and S/123,810, respectively.
(e)
The table below presents the balance of time deposits classified by maturity as of December 31, 2024 and 2023:

	2024	2023
	S/(000)	S/(000)
Within 1 month	7,744,887	6,131,655
Between 1 and 3 months	5,179,603	3,890,589
Between 3 months and 1 year	6,263,412	6,458,103
Between 1 and 5 years	413,031	512,280
More than 5 years	290,195	296,002
Total	19,891,128	17,288,629